Employee Benefit Plans (Weighted-Average Fair Value Of Stock Options) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefit Plans [Abstract]
Weighted-average fair value at grant date	$ 19.58	$ 14.24	$ 17.95
Expected option life (years)	5.2	4.6	5.1
Expected volatility	43.80%	39.20%	28.20%
Risk-free interest rate at grant date	2.70%	1.90%	2.90%
Dividend yield	$ 0	$ 0	$ 0